TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange				$ (88)	$ 290	$ 911
Accrued interest liability on uncertain tax positions			$ 214	$ 214	$ 134
Tax rate			21.00%	23.00%	24.00%	25.00%
Tax exempt undistributed retained earnings			$ 123,537	$ 123,537
Income tax liability, contingent upon distribution of previously tax exempt earnings			29,649	$ 29,649
Corporate statutory tax rate on 2018 and thereafter				23.00%
Corporate statutory tax rate on 2017				24.00%
Income tax expense				$ 3,063	$ 5,652	$ 1,651
Percentage of annual income derived from export				25.00%
Foreign [Member] | United States Subsidiary [Member]
Income Taxes [Line Items]
Operating loss carry forward amount			$ 4,761	$ 4,761
Operating loss carryforward limitations of use				can be carried forward and offset against taxable income up to 20 years
Foreign [Member] | United States Subsidiary [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date				Dec. 31, 2024
Foreign [Member] | United States Subsidiary [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date				Dec. 31, 2027
Development Area A [Member]
Income Taxes [Line Items]
Tax rate		9.00%		7.50%
Other Area [Member]
Income Taxes [Line Items]
Tax rate		16.00%
Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax exempt period				2 years
Privileged Enterprise Status [Member] | Domestic [Member]
Income Taxes [Line Items]
Percentage of income required to be derived from export in order to earn available tax benefits				25.00%
Preferred Enterprise Status [Member] | Development Zone [Member] | 2015 And Thereafter [Member]
Income Taxes [Line Items]
Tax rate				9.00%
Preferred Enterprise Status [Member] | Elsewhere In Israel [Member] | 2015 And Thereafter [Member]
Income Taxes [Line Items]
Tax rate				16.00%
Minimum [Member]
Income Taxes [Line Items]
Tax rate	34.00%
Minimum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax reduction period				5 years
Minimum [Member] | Privileged Enterprise Status [Member] | Israeli Tax Authority [Member]
Income Taxes [Line Items]
Tax rate				10.00%
Maximum [Member]
Income Taxes [Line Items]
Tax rate	21.00%
Maximum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax reduction period				8 years
Maximum [Member] | Privileged Enterprise Status [Member] | Israeli Tax Authority [Member]
Income Taxes [Line Items]
Tax rate				25.00%